Related party transactions - Summary of compensation of key management personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party [Abstract]
Short-term employee benefits	$ 43	$ 41	$ 40
Post-employment benefits	0	0	1
Other long-term employee benefits	5	5	9
Share-based payments	35	37	51
Total	$ 83	$ 83	$ 101